UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2011
                                                    ------------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management, LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Officer and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York       November 14, 2011
--------------------------           ------------------      ------------------
        [Signature]                     [City, State]              [Date]


Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 58
                                               -------------------
Form 13F Information Table Value Total:             $5,464,776
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                                                 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED SEPTEMBER 30, 2011

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                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                        --------   -------    --- ---- ----------  -------- ------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC     COM              00846U101   28,125    900,000   SH         SOLE                   900,000
AMERICAN INTL GROUP INC      COM NEW          026874784  174,890  7,967,653   SH         SOLE                 7,967,653
AMERICAN TOWER CORP          CL A             029912201  132,883  2,469,950   SH         SOLE                 2,469,950
AON CORP                     COM              037389103  175,835  4,188,536   SH         SOLE                 4,188,536
BABCOCK & WILCOX CO NEW      COM              05615F102   56,572  2,893,689   SH         SOLE                 2,893,689
BMC SOFTWARE INC             COM              055921100  217,095  5,630,062   SH         SOLE                 5,630,062
CARDINAL HEALTH INC          COM              14149Y108  116,510  2,781,986   SH         SOLE                 2,781,986
CIGNA CORP                   COM              125509109  113,226  2,699,709   SH         SOLE                 2,699,709
CITIGROUP INC                *W EXP 01/04/201 172967226    4,400 10,000,000   SH         SOLE                10,000,000
CITIGROUP INC                COM NEW          172967424   83,318  3,252,710   SH         SOLE                 3,252,710
CLEARWIRE CORP NEW           CL A             18538Q105   35,482 15,228,264   SH         SOLE                15,228,264
COCA COLA ENTERPRISES INC NE COM              19122T109   21,666    870,837   SH         SOLE                   870,837
COMCAST CORP NEW             CL A             20030N101   70,484  3,369,200   SH         SOLE                 3,369,200
CORNING INC                  COM              219350105   62,795  5,080,500   SH         SOLE                 5,080,500
CROWN CASTLE INTL CORP       COM              228227104  262,659  6,458,296   SH         SOLE                 6,458,296
CVS CAREMARK CORPORATION     COM              126650100   25,656    763,800   SH         SOLE                   763,800
DAVITA INC                   COM              23918K108   13,995    223,316   SH         SOLE                   223,316
DONNELLEY R R & SONS CO      COM              257867101   40,886  2,895,580   SH         SOLE                 2,895,580
EXPEDIA INC DEL              COM              30212P105   52,599  2,042,674   SH         SOLE                 2,042,674
EXPRESS SCRIPTS INC          COM              302182100   69,225  1,867,400   SH         SOLE                 1,867,400
FAMILY DLR STORES INC        COM              307000109   42,167    829,089   SH         SOLE                   829,089
FIDELITY NATL INFORMATION SV COM              31620M106  193,201  7,944,109   SH         SOLE                 7,944,109
FISERV INC                   COM              337738108  142,390  2,804,616   SH         SOLE                 2,804,616
FLEXTRONICS INTL LTD         ORD              Y2573F102  232,549 41,305,334   SH         SOLE                41,305,334
GENERAL MTRS CO              COM              37045V100   58,518  2,899,800   SH         SOLE                 2,899,800
GOLDMAN SACHS GROUP INC      COM              38141G104   18,910    200,000   SH         SOLE                   200,000
HARTFORD FINL SVCS GROUP INC *W EXP 06/26/201 416515120    5,916    615,000   SH         SOLE                   615,000
HCA HOLDINGS INC             COM              40412C101  158,140  7,844,267   SH         SOLE                 7,844,267
HEALTH MGMT ASSOC INC NEW    CL A             421933102   41,826  6,044,193   SH         SOLE                 6,044,193
LABORATORY CORP AMER HLDGS   COM NEW          50540R409   60,726    768,200   SH         SOLE                   768,200
LIBERTY GLOBAL INC           COM SER A        530555101   35,449    979,791   SH         SOLE                   979,791
LIFE TECHNOLOGIES CORP       COM              53217V109  543,949 14,154,289   SH         SOLE                14,154,289
LIFEPOINT HOSPITALS INC      COM              53219L109   21,207    578,800   SH         SOLE                   578,800
LINCARE HLDGS INC            COM              532791100  126,707  5,631,403   SH         SOLE                 5,631,403
LOWES COS INC                COM              548661107   87,294  4,513,645   SH         SOLE                 4,513,645
MCKESSON CORP                COM              58155Q103  432,595  5,950,413   SH         SOLE                 5,950,413
MERITOR INC                  COM              59001K100   61,308  8,683,796   SH         SOLE                 8,683,796
MORGAN STANLEY               COM NEW          617446448    9,457    700,000   SH         SOLE                   700,000
MUELLER WTR PRODS INC        COM SER A        624758108   19,141  7,718,293   SH         SOLE                 7,718,293
OPENWAVE SYS INC             COM NEW          683718308    1,560  1,000,000   SH         SOLE                 1,000,000
PFIZER INC                   COM              717081103   30,940  1,750,000   SH         SOLE                 1,750,000
PHARMACEUTICAL PROD DEV INC  COM              717124101   12,943    504,406   SH         SOLE                   504,406
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P    780097762      336     32,819   SH         SOLE                    32,819
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739    2,745    250,000   SH         SOLE                   250,000
SEAGATE TECHNOLOGY PLC       SHS              G7945M107   26,790  2,607,300   SH         SOLE                 2,607,300
SEALED AIR CORP NEW          COM              81211K100   72,124  4,318,800   SH         SOLE                 4,318,800
SPRINT NEXTEL CORP           COM SER 1        852061100   26,984  8,876,261   SH         SOLE                 8,876,261
STATE STR CORP               COM              857477103   17,688    550,000   SH         SOLE                   550,000
TAKE-TWO INTERACTIVE SOFTWAR COM              874054109   27,483  2,160,648   SH         SOLE                 2,160,648
TARGET CORP                  COM              87612E106  187,984  3,833,282   SH         SOLE                 3,833,282
TEXTRON INC                  COM              883203101   28,372  1,608,400   SH         SOLE                 1,608,400
THERMO FISHER SCIENTIFIC INC COM              883556102  218,915  4,322,964   SH         SOLE                 4,322,964
TIME WARNER CABLE INC        COM              88732J207  105,755  1,687,495   SH         SOLE                 1,687,495
TYCO INTERNATIONAL LTD       SHS              H89128104  241,417  5,924,346   SH         SOLE                 5,924,346
URS CORP NEW                 COM              903236107  117,406  3,958,395   SH         SOLE                 3,958,395
VIACOM INC NEW               CL B             92553P201   96,042  2,479,133   SH         SOLE                 2,479,133
WYNDHAM WORLDWIDE CORP       COM              98310W108   34,083  1,195,473   SH         SOLE                 1,195,473
XEROX CORP                   COM              984121103  165,458 23,738,606   SH         SOLE                23,738,606
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